DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Mar. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES

17. DERIVATIVES AND HEDGING ACTIVITIES

(a) Risk management policy

Makita is exposed to market risks, such as changes in currency exchange rates and interest rates. Derivative financial instruments are comprised principally of foreign exchange contracts, currency swaps and currency options contractsutilized by the Company and certain of its subsidiaries to reduce these risks. Makita does not use derivative instruments for trading or speculation purpose.

Makita is also exposed to a risk of credit-related losses in the event of nonperformance by counter parties to the financial instrument contracts; however it is not expected that any counter parties will fail to meet their obligations, because the contracts are diversified among a number of major internationally recognized credit worthy financial institutions.

(b) Foreign currency exchange rate risk management

Makita operates internationally, giving rise to significant exposures to market risks from changes in foreign exchange rates, and enters into foreign currency contracts, currency swaps and currency option contracts to hedge the foreign currency exposure.

These derivative instruments are principally intended to protect against foreign exchange exposure related to intercompany transfer of inventories and financing activities.

The derivative instruments as of March 31, 2010 and 2011 were as follows.

		Yen in millions		U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Balance sheet Location	2010	2011	2011
Assets
Foreign currency contracts	Other current assets	¥25	¥45	¥542

Total		¥25	¥45	¥542

Liabilities
Foreign currency contracts	Other liabilities	(301)	(433)	(5,217)
Currency option contracts	Other liabilities	(4)	-	-

Total		¥(305)	¥(433)	¥(5,217)

The amount of gain or (loss) recognized in income on derivative for the year ended March 31, 2009, 2010, and 2011 were as follows.

Amount of gain (loss) recognized in income on derivative

		Yen in millions			U.S. Dollars in thousands
Derivatives not designated as hedging instruments	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
		2009	2010	2011	2011
Foreign currency contracts	Exchange gains (losses)	¥(836)	¥565	¥(112)	$(1,349)
Currency swaps	Exchange gains (losses)	(706)	321	-	-
Currency option contracts	Exchange gains (losses)	(12)	3	4	48

Total		¥(1,554)	¥889	¥(108)	$(1,301)

Total gross notional amounts for outstanding derivatives (recorded at fair value) were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Foreign currency contracts	¥14,544	¥22,836	$275,133
Currency option contracts	176	-	-

Total	¥14,720	¥22,836	$275,133

The notional amounts for Foreign currency contracts, Foreign currency swaps and Currency option contracts, presented by currency, were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
U.S. Dollars	¥9,277	¥15,533	$187,145
Euro	3,919	5,254	63,301
Other	1,524	2,049	24,687

Total	¥14,720	¥22,836	$275,133

(c) Interest rate risk management

Makita executes financing and investing activities through the Company. As Makita’s subsidiaries are financed by loans within the Group—from subsidiaries with surplus funds to subsidiaries that lack funds—interest expense variation is insignificant.